Cash and cash equivalents - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [line items]
Bank balances	$ 67	$ 55
Bank overdrafts	59	51
Local countries which do not have the current ability to repatriate funds through dividends [member]
Cash and cash equivalents [line items]
Restricted Cash and cash equivalents	77	44
UK Portfolio [member]
Cash and cash equivalents [line items]
Restricted Cash and cash equivalents	$ 9	$ 5